Segment disclosure - Net Sales for New and Used Systems (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net sales	€ 18,611.0	€ 13,978.5	€ 11,820.0
System sales
Segment Reporting Information [Line Items]
Net sales	13,652.8	10,316.6	8,996.2
New systems | System sales
Segment Reporting Information [Line Items]
Net sales	13,446.1	10,160.8	8,807.1
Used systems | System sales
Segment Reporting Information [Line Items]
Net sales	€ 206.7	€ 155.8	€ 189.1